Schedule V - Valuation and Qualifying Accounts (FY) (Details) - Valuation for Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 14,594	$ 13,292	$ 13,572
Charged to Expense	3,715	676	(205)
Decrease to Other Comprehensive Income	3,354	626	(75)
Deductions from Allowance Account	0	0	0
Balance at End of Period	$ 21,663	$ 14,594	$ 13,292